Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
Schedule of Other Current Assets	Other current assets consist of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Value-added tax recoverable	23,731,587	34,041,675
Deposits	3,434,080	2,361,968
Others	109,548	1,504,449
Total	27,275,215	37,908,092